SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations of Credit Risk (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Concentration Risk [Line Items]
Accounts receivable, net	$ 113,201	$ 179,198
Governments outside the United States
Concentration Risk [Line Items]
Accounts receivable, net	$ 54,200	$ 80,100